Options - Schedule of Stock Option Activity (Details)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning Balance | shares	640,000
Number of Option Outstanding Exercisable, Beginning Balance | shares	90,000
Number of Options, Granted | shares
Number of Options, Cancelled | shares	160,000
Number of Options, Excercised | shares
Number of Options Outstanding, Ending Balance | shares	480,000
Number of Options Outstanding Exercisable, Ending Balance | shares	270,000
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1.50
Weighted Average Exercise Price Exercisable, Beginning Balance | $ / shares	1.50
Weighted Average Price, Granted | $ / shares
Weighted Average Exercise Price, Cancelled | $ / shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	1.50
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares	$ 1.50
Weighted Average Remaining Life in Year, Beginning Balance	1 year 9 months 22 days
Weighted Average Remaining Life in Year, Beginning Balance	2 years 1 month 20 days
Weighted Average Remaining Contractual Term, Granted	0 years
Weighted Average Remaining Contractual Term, Cancelled	0 years
Weighted Average Remaining Contractual Term, Exercised	0 years
Weighted Average Remaining Life in Year, Ending Balance	1 year 2 months 19 days
Weighted Average Remaining Life in Year, Ending Balance	1 year 1 month 20 days